Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative costs	$ 770,927	$ 1,108,906	$ 1,708,519		$ 1,913,161	$ 2,601,894	$ 2,440,245
Administrative expenses – related party	30,000	30,000	90,000		90,000	120,000	95,161
Franchise tax expense	22,483	50,000	160,000		112,534	162,534	200,500
Loss from operations	(823,410)	(1,188,906)	(1,958,519)		(2,115,695)	(2,884,428)	(2,735,906)
Interest income on cash and investments held in the Trust Account	168,755	518,498	753,119		956,908	1,240,443	17,673
Interest expense on sponsor loans and mandatorily redeemable Class A common stock	(210,484)	(689,606)	(788,591)		(689,606)	(1,054,486)
Other income					579,294	579,294
Changes in fair value of warrant liability	(1,279,554)	1,103,328	(1,417,470)		4,725,538	5,121,408	3,016,913
Changes in fair value of FPS liability	(16,858,881)	(456,349)	(17,546,038)		248,606	(497,689)	(2,006,525)
Net income (loss) before provision for income taxes	(19,003,574)	(713,035)	(20,957,499)		3,705,045	2,504,542	(1,707,845)
Provision for income taxes	41,401	98,385	67,085		138,616	111,023
Net income (loss)	$ (19,044,975)	$ (811,420)	$ (21,024,584)		$ 3,566,429	$ 2,393,519	$ (1,707,845)
Class A – Public shares
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	1,300,165	20,662,249	1,769,140		22,293,390	17,420,341	19,931,507
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (2.35)	$ (0.03)	$ (2.46)		$ 0.12	$ 0.1	$ (0.06)
Class A – Private placement
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	5,540,000	540,000	4,381,912	[1]	540,000	540,000	430,521
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (2.35)	$ (0.03)	$ (2.46)		$ 0.12	$ 0.1	$ (0.06)
Class B – Common stock
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	1,250,000	6,250,000	2,408,088	[1]	6,250,000	6,250,000	6,097,945	[2]
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (2.35)	$ (0.03)	$ (2.46)		$ 0.12	$ 0.1	$ (0.06)

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).